Significant Accounting Policies - Schedule of Straight-Line Method Over the Estimated Useful Lives (Details)	Dec. 31, 2025
Computer equipment [Member]
Schedule of Straight-Line Method Over the Estimated Useful Lives [Line Items]
Estimated useful lives	5 years